Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2022	2023
	US$	US$
Corporate aircraft	36,948,606	36,332,509
Vehicles	4,235,388	4,164,765
Furniture and fixtures	8,958,370	8,690,083
Office buildings	17,708,077	17,412,804
Total	67,850,441	66,600,161
Accumulated depreciation	(39,019,330)	(41,056,802)
Property and equipment, net	28,831,111	25,543,359

On October 23, 2012, the Group acquired a corporate aircraft owned by Minsheng Financial Leasing Co. Ltd. (“Minsheng”) under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. On June 15, 2020, the Group terminated the previous agreement and signed a new leaseback agreement with Minsheng. The leaseback has a three-year term and expired on July 14, 2023 with 12 quarterly lease payment of US$1,105,274. In 2023, the Group terminated the previous leaseback agreement with Minsheng and signed a new leaseback agreement with Tianjin Huaxin Funian Leasing Co., Ltd.

Depreciation expense for property and equipment for the year ended December 31, 2023 amounted to US$2,037,472 (2021: US$4,839,442; 2022: US$3,787,564).

Accumulated depreciation for property and equipment as of December 31, 2023 amounted to US$41,056,802 (2021: US$39,853,550; 2022: US$39,019,330).